Regulatory Matters (Schedule of Interim Rate Update Applications) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Nov. 02, 2023	Sep. 30, 2023	Dec. 31, 2022
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ (69)	$ 251
DCRF [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		56
Public Utilities, Interim Rate Increase (Decrease), Amount		153
TCOS [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount		$ 42
Subsequent Event [Member] | DCRF [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 153